Organization and Business Description	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Organization and Business Description
Note 1. Organization and Business Description

AmpliTech Group Inc.  (“AmpliTech” or “the Company”) was incorporated under the laws of the State of Nevada on December 30, 2010. On August 13, 2012, the Company acquired AmpliTech Inc., by issuing 16,675,000 shares of the Company’s Common Stock to the shareholders of AmpliTech Inc. in exchange for 100% of the outstanding shares of AmpliTech Inc. (“the Share Exchange”). After the Share Exchange, the selling shareholders owned 1,200,000 shares of the outstanding 17,785,000 shares of Company common stock, resulting in a change in control. Accordingly, the transaction was accounted for as a reverse acquisition in which AmpliTech, Inc. was deemed to be the accounting acquirer, and the operations of the Company were consolidated for accounting purposes. The capital balances have been retroactively adjusted to reflect the reverse acquisition.

AmpliTech designs, engineers and assembles microwave component based low noise amplifiers (“LNA”) that meet individual customer specifications. Application of the Company’s proprietary technology results in maximum frequency gain with minimal background noise distortion as required by each customer. The Company has both domestic and international customers in such industries as aerospace, governmental, defense and commercial satellite.

On September 12, 2019, AmpliTech Group Inc. acquired substantially all of the operating assets of Specialty Microwave Corporation (SMW), a privately held company based in Ronkonkoma, NY. The purchase included all inventory, orders, customers, property and equipment, and all intellectual property. The assets also included all eight team members of SMW (see Note 4).

Specialty designs and manufactures passive microwave components and related subsystems that meet individual customer specifications for both domestic and international customers for use in satellite communication ground networks.

The COVID-19 Pandemic

The novel strain of the coronavirus identified in China in late 2019 (COVID-19) has globally spread throughout other areas such as Asia, Europe, the Middle East, and North America and has resulted in authorities imposing, and businesses and individuals implementing, numerous unprecedented measures to try to contain the virus, such as travel bans and restrictions, quarantines, shelter-in-place/stay-at-home and social distancing orders, and shutdowns. These measures have temporarily impacted our workforce and operations, and some of the operations of our customers, vendors, suppliers, and partners. Some of the countries in which we operate has been affected by the outbreak and taken measures to try to contain it. The ultimate impact and efficacy of government measures and potential future measures is currently unknown.

There is uncertainty regarding the business impacts from such measures and potential future measures. While we have been able to continue our operations through a combination of work-from-home and social distancing policies implemented to protect employees, these measures have resulted in reduced workforce availability. Restrictions on our access to customer facilities may impact our ability to meet customer demand this quarter and into next quarter and could effect on our financial condition and results of operations. Some of our customers may have experienced disruptions in their operations, but our RFQ (Request for Quote) activity remains strong which may result in delayed orders in the fourth quarter.

AmpliTech Group Inc. (“AmpliTech” or “the Company”) was incorporated under the laws of the State of Nevada on December 30, 2010. On August 13, 2012, the Company acquired AmpliTech Inc., by issuing 16,675,000 shares of the Company’s Common Stock to the shareholders of Amplitech Inc. in exchange for 100% of the outstanding shares of AmpliTech Inc. (“the Share Exchange”). After the Share Exchange, the selling shareholders owned 1,200,000 shares of the outstanding 17,785,000 shares of Company common stock, resulting in a change in control. Accordingly, the transaction was accounted for as a reverse acquisition in which AmpliTech, Inc. was deemed to be the accounting acquirer, and the operations of the Company were consolidated for accounting purposes. The capital balances have been retroactively adjusted to reflect the reverse acquisition.

AmpliTech designs, engineers and assembles micro-wave component based low noise amplifiers (“LNA”) that meet individual customer specifications. Application of the Company’s proprietary technology results in maximum frequency gain with minimal background noise distortion as required by each customer. The Company has both domestic and international customers in such industries as aerospace, governmental, defense and commercial satellite.

On September 12, 2019, AmpliTech Group Inc. acquired substantially all of the operating assets of Specialty Microwave Corporation (SMW), a privately held company based in Ronkonkoma, NY. The purchase included all inventory, orders, customers, fixed assets, and all intellectual property. The assets also included all eight team members of SMW. The total consideration paid was $1,143,633, consisting of $668,633 in cash and a $475,000 promissory note with an interest rate of 6%. The Company also entered into a five-year lease on the property located at 120 Raynor Avenue, Ronkonkoma, NY with an option to buy the property during the first two years of the lease for $1,200,000 and then at fair market value for the remainder of the lease term (see Note 4).

Specialty designs and manufactures passive microwave components and related subsystems that meet individual customer specifications for both domestic and international customers for use in satellite communication ground networks.